Pension and Post-Retirement and Post-Employment Benefits	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Pension and Post-Retirement and Post-Employment Benefits
18.	PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS

Hydro One has a defined benefit pension plan (Pension Plan), a defined contribution pension plan (DC Plan), a supplementary pension plan, and post-retirement and post-employment benefit plans.

Defined Contribution Pension Plan

Hydro One established a DC Plan effective January 1, 2016. The DC Plan is mandatory and covers eligible management employees hired on or after January 1, 2016, as well as management employees hired before January 1, 2016 who were not eligible or had not irrevocably elected to join the Pension Plan as of September 30, 2015. Members of the DC Plan have an option to contribute 4%, 5% or 6% of their pensionable earnings, with matching contributions by Hydro One.

Hydro One contributions to the DC Plan for the year ended December 31, 2016 were less than $1 million (2015 – $nil). At December 31, 2016, Company contributions payable included in accrued liabilities on the Consolidated Balance Sheets were less than $1 million (2015 – $nil).

Defined Benefit Pension Plan, Supplementary Pension Plan, and Post-Retirement and Post-Employment Plans

The Pension Plan is a defined benefit contributory plan which covers all regular employees of Hydro One and its subsidiaries. The Pension Plan provides benefits based on highest three-year average pensionable earnings. For Management employees who commenced employment on or after January 1, 2004, and for Society of Energy Professionals-represented staff hired after November 17, 2005, benefits are based on highest five-year average pensionable earnings. After retirement, pensions are indexed to inflation. Membership in the Pension Plan was closed to Management employees who were not eligible or had not irrevocably elected to join the Pension Plan as of September 30, 2015. These employees are eligible to join the DC Plan.

Company and employee contributions to the Pension Plan are based on actuarial valuations performed at least every three years. Annual Pension Plan contributions for 2016 of $108 million (2015 – $177 million) were based on an actuarial valuation effective December 31, 2015 (2015 – based on an actuarial valuation effective December 31, 2013) and the level of pensionable earnings. Estimated annual Pension Plan contributions for 2017 and 2018 are approximately $105 million and $102 million, respectively, based on the actuarial valuation as at December 31, 2015 and projected levels of pensionable earnings. Future minimum contributions beyond 2018 will be based on an actuarial valuation effective no later than December 31, 2018. Contributions are payable one month in arrears. All of the contributions are expected to be in the form of cash.

The Hydro One Supplemental Pension Plan (Supplemental Plan) provides members of the Pension Plan with benefits that would have been earned and payable under the Pension Plan but for limitations imposed by the Income Tax Act (Canada). The Supplemental Plan obligation is included with other post-retirement and post-employment benefit obligations on the Consolidated Balance Sheets.

Hydro One recognizes the overfunded or underfunded status of the Pension Plan, and post-retirement and post-employment benefit plans (Plans) as an asset or liability on its Consolidated Balance Sheets, with offsetting regulatory assets and liabilities as appropriate. The underfunded benefit obligations for the Plans, in the absence of regulatory accounting, would be recognized in AOCI. The impact of changes in assumptions used to measure pension, post-retirement and post-employment benefit obligations is generally recognized over the expected average remaining service period of the employees. The measurement date for the Plans is December 31.

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2016	2015	2016	2015
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,683	7,535	1,591	1,582
Current service cost	144	146	41	43
Employee contributions	45	40	—	—
Interest cost	308	302	66	64
Benefits paid	(354)	(334)	(43)	(47)
Net actuarial loss (gain)	(52)	(6)	14	(27)
Change due to Hydro One Brampton spin-off	—	—	—	(5)
Change due to Hydro One Telecom spin-off	—	—	—	(19)
Change due to employees transfer	—	—	7	—

Projected benefit obligation, end of year	7,774	7,683	1,676	1,591

Change in plan assets
Fair value of plan assets, beginning of year	6,731	6,299	—	—
Actual return on plan assets	370	582	—	—
Benefits paid	(354)	(334)	(43)	(47)
Employer contributions	108	177	43	47
Employee contributions	45	40	—	—
Administrative expenses	(26)	(33)	—	—

Fair value of plan assets, end of year	6,874	6,731	—	—

Unfunded status	900	952	1,676	1,591

Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets as follows:

	Pension Benefits			Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2016		2015	2016		2015
Other assets	1	[1]	—	—		—
Accrued liabilities	—		—	55		50
Pension benefit liability	900		952	—		—
Post-retirement and post-employment benefit liability	—		—	1,628	[2]	1,541

Net unfunded status	899		952	1,683		1,591

[1]	Represents the funded status of Great Lakes Power’s defined benefit pension plan.
[2]	Includes $7 million (2015 – $nil) relating to Great Lakes Power’s post-employment benefit plans.

The funded or unfunded status of the pension, post-retirement and post-employment benefit plans refers to the difference between the fair value of plan assets and the projected benefit obligations for the Plans. The funded/unfunded status changes over time due to several factors, including contribution levels, assumed discount rates and actual returns on plan assets.

The following table provides the projected benefit obligation (PBO), accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of dollars)	2016	2015
PBO	7,774	7,683
ABO	7,094	7,020
Fair value of plan assets	6,874	6,731

On an ABO basis, the Pension Plan was funded at 97% at December 31, 2016 (2015 – 96%). On a PBO basis, the Pension Plan was funded at 88% at December 31, 2016 (2015 – 88%). The ABO differs from the PBO in that the ABO includes no assumption about future compensation levels.

Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2016 and 2015 for the Pension Plan:

Year ended December 31 (millions of dollars)	2016	2015
Current service cost, net of employee contributions	144	146
Interest cost	308	302
Expected return on plan assets, net of expenses	(432)	(406)
Amortization of actuarial losses	96	119
Prior service cost amortization	—	2

Net periodic benefit costs	116	163

Charged to results of operations[1]	45	81

[1]	The Company follows the cash basis of accounting consistent with the inclusion of pension costs in OEB-approved rates. During the year ended December 31, 2016, pension costs of $105 million (2015 – $177 million) were attributed to labour, of which $45 million (2015 – $81 million) was charged to operations, and $60 million (2015 – $96 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2016 and 2015 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2016	2015
Current service cost, net of employee contributions	41	43
Interest cost	66	64
Amortization of actuarial losses	15	14
Prior service cost amortization	—	—

Net periodic benefit costs	122	121

Charged to results of operations	53	55

Assumptions

The measurement of the obligations of the Plans and the costs of providing benefits under the Plans involves various factors, including the development of valuation assumptions and accounting policy elections. When developing the required assumptions, the Company considers historical information as well as future expectations. The measurement of benefit obligations and costs is impacted by several assumptions including the discount rate applied to benefit obligations, the long-term expected rate of return on plan assets, Hydro One’s expected level of contributions to the Plans, the incidence of mortality, the expected remaining service period of plan participants, the level of compensation and rate of compensation increases, employee age, length of service, and the anticipated rate of increase of health care costs, among other factors. The impact of changes in assumptions used to measure the obligations of the Plans is generally recognized over the expected average remaining service period of the plan participants. In selecting the expected rate of return on plan assets, Hydro One considers historical economic indicators that impact asset returns, as well as expectations regarding future long-term capital market performance, weighted by target asset class allocations. In general, equity securities, real estate and private equity investments are forecasted to have higher returns than fixed-income securities.

The following weighted average assumptions were used to determine the benefit obligations at December 31, 2016 and 2015:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2016	2015	2016	2015
Significant assumptions:
Weighted average discount rate	3.90%	4.00%	3.90%	4.10%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.36%	4.36%

[1]	6.25% per annum in 2017, grading down to 4.36% per annum in and after 2031 (2015 – 6.38% in 2016, grading down to 4.36% per annum in and after 2031).

The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2016 and 2015. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2016	2015
Pension Benefits:
Weighted average expected rate of return on plan assets	6.50%	6.50%
Weighted average discount rate	4.00%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	13

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	4.10%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15.3	13.8
Rate of increase in health care cost trends[1]	4.36%	4.36%

[1]	6.38% per annum in 2016, grading down to 4.36% per annum in and after 2031 (2015 – 6.52% in 2015, grading down to 4.36% per annum in and after 2031).

The discount rate used to determine the current year pension obligation and the subsequent year’s net periodic benefit costs is based on a yield curve approach. Under the yield curve approach, expected future benefit payments for each plan are discounted by a rate on a third-party bond yield curve corresponding to each duration. The yield curve is based on “AA” long-term corporate bonds. A single discount rate is calculated that would yield the same present value as the sum of the discounted cash flows.

The effect of a 1% change in health care cost trends on the projected benefit obligation for the post-retirement and post-employment benefits at December 31, 2016 and 2015 is as follows:

December 31 (millions of dollars)	2016	2015
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	286	252
Effect of a 1% decrease in health care cost trends	(219)	(196)

The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2016 and 2015 is as follows:

Year ended December 31 (millions of dollars)	2016	2015
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	22	22
Effect of a 1% decrease in health care cost trends	(16)	(16)

The following approximate life expectancies were used in the mortality assumptions to determine the projected benefit obligations for the pension and post-retirement and post-employment plans at December 31, 2016 and 2015:

December 31, 2016				December 31, 2015
Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
Age 65		Age 45		Age 65		Age 45
Male	Female	Male	Female	Male	Female	Male	Female
22	24	23	24	23	25	24	26

Estimated Future Benefit Payments

At December 31, 2016, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2017	321	55
2018	331	57
2019	340	60
2020	349	61
2021	358	65
2022 through to 2026	1,910	353

Total estimated future benefit payments through to 2026	3,609	651

Components of Regulatory Assets

A portion of actuarial gains and losses and prior service costs is recorded within regulatory assets on Hydro One’s Consolidated Balance Sheets to reflect the expected regulatory inclusion of these amounts in future rates, which would otherwise be recorded in OCI. The following table provides the actuarial gains and losses and prior service costs recorded within regulatory assets:

Year ended December 31 (millions of dollars)	2016	2015
Pension Benefits:
Actuarial loss (gain) for the year	35	(181)
Amortization of actuarial losses	(96)	(119)
Prior service cost amortization	—	(2)

	(61)	(302)

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	14	(27)
Amortization of actuarial losses	(15)	(14)
Prior service cost amortization	—	—

	(1)	(41)

The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2016 and 2015:

Year ended December 31 (millions of dollars)	2016	2015
Pension Benefits:
Prior service cost	—	—
Actuarial loss	900	952

	900	952

Post-Retirement and Post-Employment Benefits:
Actuarial loss	243	240

	243	240

The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2016	2015	2016	2015
Prior service cost	—	—	—	—
Actuarial loss	79	96	6	8

	79	96	6	8

Pension Plan Assets

Investment Strategy

On a regular basis, Hydro One evaluates its investment strategy to ensure that Pension Plan assets will be sufficient to pay Pension Plan benefits when due. As part of this ongoing evaluation, Hydro One may make changes to its targeted asset allocation and investment strategy. The Pension Plan is managed at a net asset level. The main objective of the Pension Plan is to sustain a certain level of net assets in order to meet the pension obligations of the Company. The Pension Plan fulfills its primary objective by adhering to specific investment policies outlined in its Summary of Investment Policies and Procedures (SIPP), which is reviewed and approved by the Human Resource Committee of Hydro One’s Board of Directors. The Company manages net assets by engaging knowledgeable external investment managers who are charged with the responsibility of investing existing funds and new funds (current year’s employee and employer contributions) in accordance with the approved SIPP. The performance of the managers is monitored through a governance structure. Increases in net assets are a direct result of investment income generated by investments held by the Pension Plan and contributions to the Pension Plan by eligible employees and by the Company. The main use of net assets is for benefit payments to eligible Pension Plan members.

Pension Plan Asset Mix

At December 31, 2016, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	55.0	58.7
Debt securities	35.0	33.6
Other[1]	10.0	7.7

	100.0	100.0

[1]	Other investments include real estate and infrastructure investments.

At December 31, 2016, the Pension Plan held $11 million (2015 – $9 million) Hydro One corporate bonds and $450 million (2015 – $420 million) of debt securities of the Province.

Concentrations of Credit Risk

Hydro One evaluated its Pension Plan’s asset portfolio for the existence of significant concentrations of credit risk as at December 31, 2016 and 2015. Concentrations that were evaluated include, but are not limited to, investment concentrations in a single entity, concentrations in a type of industry, and concentrations in individual funds. At December 31, 2016 and 2015, there were no significant concentrations (defined as greater than 10% of plan assets) of risk in the Pension Plan’s assets.

The Pension Plan manages its counterparty credit risk with respect to bonds by investing in investment-grade and government bonds and with respect to derivative instruments by transacting only with financial institutions rated at least “A+” by Standard & Poor’s Rating Services, DBRS Limited, and Fitch Ratings Inc., and “A1” by Moody’s Investors Service, and also by utilizing exposure limits to each counterparty and ensuring that exposure is diversified across counterparties. The risk of default on transactions in listed securities is considered minimal, as the trade will fail if either party to the transaction does not meet its obligation.

Fair Value Measurements

The following tables present the Pension Plan assets measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2016 and 2015:

December 31, 2016 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	20	425	445
Cash and cash equivalents	146	—	—	146
Short-term securities	—	127	—	127
Corporate shares – Canadian	911	—	—	911
Corporate shares – Foreign	2,985	113	—	3,098
Bonds and debentures – Canadian	—	1,943	—	1,943
Bonds and debentures – Foreign	—	193	—	193

Total fair value of plan assets[1]	4,042	2,396	425	6,863

[1]	At December 31, 2016, the total fair value of Pension Plan assets excludes $27 million of interest and dividends receivable, $15 million of purchased investments payable, $9 million of pension administration expenses payable, and $7 million of sold investments receivable.

December 31, 2015 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	23	301	324
Cash and cash equivalents	191	—	—	191
Short-term securities	—	80	—	80
Corporate shares – Canadian	807	—	—	807
Corporate shares – Foreign	2,931	116	—	3,047
Bonds and debentures – Canadian	—	2,072	—	2,072
Bonds and debentures – Foreign	—	201	—	201

Total fair value of plan assets[1]	3,929	2,492	301	6,722

[1]	At December 31, 2015, the total fair value of Pension Plan assets excludes $27 million of interest and dividends receivable, and $18 million relating to accruals for pension administration expense and foreign exchange contracts payable.

See note 16 – Fair Value of Financial Instruments and Risk Management for a description of levels within the fair value hierarchy.

Changes in the Fair Value of Financial Instruments Classified in Level 3

The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2016 and 2015. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below may include changes in fair value based on both observable and unobservable inputs.

Year ended December 31 (millions of dollars)	2016	2015
Fair value, beginning of year	301	144
Realized and unrealized gains	23	51
Purchases	151	106
Sales and disbursements	(50)	—

Fair value, end of year	425	301

There were no significant transfers between any of the fair value levels during the years ended December 31, 2016 and 2015.

The Company performs sensitivity analysis for fair value measurements classified in Level 3, substituting the unobservable inputs with one or more reasonably possible alternative assumptions. These sensitivity analyses resulted in negligible changes in the fair value of financial instruments classified in this level.

Valuation Techniques Used to Determine Fair Value

Pooled funds mainly consist of private equity, real estate and infrastructure investments. Private equity investments represent private equity funds that invest in operating companies that are not publicly traded on a stock exchange. Investment strategies in private equity include limited partnerships in businesses that are characterized by high internal growth and operational efficiencies, venture capital, leveraged buyouts and special situations such as distressed investments. Real estate and infrastructure investments represent funds that invest in real assets which are not publicly traded on a stock exchange. Investment strategies in real estate include limited partnerships that seek to generate a total return through income and capital growth by investing primarily in global and Canadian limited partnerships. Investment strategies in infrastructure include limited partnerships in core infrastructure assets focusing on assets that generate stable, long-term cash flows and deliver incremental returns relative to conventional fixed-income investments. Private equity, real estate and infrastructure valuations are reported by the fund manager and are based on the valuation of the underlying investments which includes inputs such as cost, operating results, discounted future cash flows and market-based comparable data. Since these valuation inputs are not highly observable, private equity and infrastructure investments have been categorized as Level 3 within pooled funds.

Cash equivalents consist of demand cash deposits held with banks and cash held by the investment managers. Cash equivalents are categorized as Level 1.

Short-term securities are valued at cost plus accrued interest, which approximates fair value due to their short-term nature. Short-term securities are categorized as Level 2.

Corporate shares are valued based on quoted prices in active markets and are categorized as Level 1. Investments denominated in foreign currencies are translated into Canadian currency at year-end rates of exchange.

Bonds and debentures are presented at published closing trade quotations, and are categorized as Level 2.